STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended						142 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2007 Stock option plans [Member]	Dec. 31, 2012 Stock option plans [Member]	Apr. 30, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 23, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 30, 2012 Grant of additional 200,000 options exercisable [Member]	Apr. 23, 2012 Grant of additional 200,000 options exercisable [Member]	Apr. 30, 2012 Grant of 37,500 options exercisable [Member]	Apr. 23, 2012 Grant of 37,500 options exercisable [Member]	Apr. 30, 2012 Grant of 400,000 options [Member]	Apr. 23, 2012 Grant of 400,000 options [Member]	Nov. 30, 2012 Extended expiration date of 200,000 stock options [Member]	Dec. 31, 2011 Extended expiration date of 3,200,000 stock options [Member]	Oct. 31, 2011 37,500 shares of common stock granted [Member]	Aug. 31, 2011 975,000 shares of common stock granted [Member]	Aug. 31, 2011 300,000 shares of common stock granted first [Member]	Aug. 31, 2011 300,000 shares of common stock granted second [Member]	Aug. 31, 2011 500,000 shares of common stock granted [Member]	Apr. 30, 2011 200,000 shares of common stock granted [Member]	Mar. 31, 2011 100,000 shares of common stock granted [Member]	Dec. 31, 2012 Company received $5,000 from the exercise of stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,537,500	2,412,500							6,000,000		800,000		800,000		200,000		200,000		37,500		400,000				37,500	975,000	300,000	300,000	500,000	200,000	100,000
Equity Issuance, Per Share Amount																									$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.36	$ 0.23
Extended expiration date stock options																							200,000	3,200,000
Increase equal to total number of outstanding shares									15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13,987,197	11,587,197	9,412,197				13,987,197			10,441,916
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	11,387,197						11,387,197			9,487,197												100,000
Stock option granted, weighted average exercise price												$ 0.9		$ 0.9		$ 0.9		$ 0.9		$ 0.9
Options immediately vested rate																	25.00%		25.00%		25.00%								25.00%
Options immediately vested																										343,750				50,000
Remaining options vesting rate																	25.00%		25.00%		25.00%								25.00%
Share based compensation options subject to vesting																										631,250				50,000
Share-based Compensation	$ 887,219	$ 1,180,667	$ 1,232,927	$ 108,323	$ 1,474,693	$ 101,317	$ 4,960,209																$ 2,926
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized								512,592
Investment Options, Exercise Price																					$ 0.9		$ 0.55	$ 0.05							$ 0.26
Income Tax Expense (Benefit)	(2,206,462)	(2,590,393)					(9,655,460)
Proceeds from Stock Options Exercised																																5,000
Other Tax Expense (Benefit)	310,527	413,233																														29,750
Total Intrinsic Value Of The Options Exercised																																85,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 433,680	$ 1,411,769
Share Based Compensation Arrangement Weighted Average Period Cost Recognized	0 years 9 months 4 days						0 years 9 months 4 days